Share capital and share based payments	12 Months Ended
Dec. 31, 2022
Share Capital And Share Based Payments [Abstract]
Share capital and share based payments	Share capital and share based payments
a)Share capital
The Company manages its capital to ensure that the Company will be able to continue as a going concern while maximizing the return to shareholders through the optimization of the debt and equity balance.
The Company has never declared or paid any dividends on its ordinary shares. The Company does not anticipate paying cash dividends on its equity securities in the foreseeable future and intend to retain all available funds and any future earnings for use in the operation and expansion of its business, given our state of development.
As of December 31, 2022, the Company’s share capital amounted to €4,011,308 divided into (i) 79,542,627 ordinary shares, each with a nominal value of €0.05, (ii) 6,881 “2016” free preferred shares, each with a nominal value of €0.05 and (iii) 7,581 “2017” free preferred shares, each with a nominal value of €0.05, respectively fully paid up.
Share capital does not include BSAs, BSAAR,AGAs and AGAPs that have been granted to certain investors or natural persons, both employees and non-employees of the Company, but not yet exercised.
In October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfillment of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.
In April 3, 2021, the retention period for the "2017 free preferred shares" has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfillment of the performance criteria. According to these same performance criteria, the Executive Board of April 7, 2021 noted that the "2017 preferred shares" did not give right to any ordinary shares. The “2017 preferred shares” will not be redeemed by the Company and will remain incorporated into the capital, unless subsequently decided by the Executive Board. As the conversion is void, the "2017 preferred shares" no longer give the right to vote at our general meetings, nor to receive dividends.

The table below presents the historical changes in the share capital of the Company as of December 31, 2020, 2021 and 2022, respectively:

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2020	3,941,281	369,617,017	78,811,114	14,507	€0.05
January 15, 2020	Capital increase by issuance of common shares (exercise of share warrants)	75	2,985	1,500		€0.05
January 27, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	4,283	(4,283)	85,650		€0.05
July 7, 2020	Capital increase by issuance of common shares (exercise of share warrants)	1,250	43,000	25,000		€0.05
July 13, 2020	Capital increase by issuance of common shares (definitive acquisition of free shares )	2,869	(2,869)	57,376		€0.05
September 11, 2020	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
September 24, 2020	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	226	(226)	4,550	(35)	—
December 31, 2020	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	32	(32)	650	(5)	€0.05
December 31, 2020	Share based payments	—	2,475,422	—		€0.05
	December 31, 2020	3,950,048	372,130,982	78,986,490	14,462	€0.05
(1)Share issuance costs representing incremental expenses directly attributable to the offering of new shares in the IPO on the Nasdaq and in the European Private Placement (together the “Global Offering”) were recorded through equity for an amount of €621 thousand. They consist mainly of legal, financial, accounting and printing fees associated with drafting and filing the registration statement of Innate Pharma. The other incremental costs incurred in the Global Offering were expensed for an amount of €2,150 thousand.

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2021	3,950,048	372,130,982	78,986,490	14,462	€0.05
June 4, 2021	Capital increase by issuance of common shares (exercise of share warrants)	1,500	59,700	30,000	—	€0.05
July 7, 2021	Capital increase by issuance of common shares (exercise of share warrants)	222	7,637	4,440	—	€0.05
July 19, 2021	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	548	(548)	11,050	(85)	€0.05
July 22, 2021	Capital increase by issuance of common shares (definitive acquisition of free shares )	2,418	(2,418)	48,362	—	€0.05
July 22, 2021	Capital increase by issuance of common shares (exercise of share warrants)	625	21,500	12,500	—	€0.05
August 6, 2021	Capital increase by issuance of common shares (exercise of share warrants)	10,000	398,000	200,000	—	€0.05
December 31, 2021	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	1,819	(1,819)	36,660	(282)	€0.05
December 31, 2021	Capital increase by issuance of common shares (definitive acquisition of free shares )	10,656	(10,656)	213,125	—	€0.05
December 31, 2021	Share based payments	—	2,617,289	—	—
	December 31, 2021	3,977,836	375,219,667	79,542,627	14,095	€0.05

				Number of
Date	Nature of the Transactions	Share Capital	Share premium	Common shares	Preferred shares	Nominal value
	Balance as of January 1, 2022	3,977,836	375,219,667	79,542,627	14,095	€0.05
February 14, 2022	Capital increase by issuance of common shares (exercise of share warrants)	38	1,493	750	—	€0.05
February 14, 2022	Capital increase by issuance of common shares	2,316	187,596	46,320	—	€0.05
February 14, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	6,948	(6,948)	138,960	—	€0.05
April 22, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	1,250	(1,250)	25,000	—	€0.05
July 13, 2022	Capital increase by issuance of common shares (definitive acquisition of free shares )	681	(681)	13,614	—	€0.05
July 25, 2022	Capital increase by issuance of common shares (exercise of share warrants)	6,287	(6,287)	125,748	—	€0.05
December 16, 2022	Subsciption of share warrants	—	9,995	—	—	€—
November 7, 2022	Capital increase by issuance of common shares (conversion of preferred shares in common shares)	15,953	(15,953)	319,050	—	€0.05
December 31, 2022	Share based payments	—	4,249,113	—	—	—
	December 31, 2022	4,011,308	379,636,744	80,212,069	14,095	€0.05

Holding by the Company of its own shares
The Company held 18,575 of its own shares as of December 31, 2022.

b)Share based payments
The Company has issued BSAs, BSAARs, stock options, AGAs and AGAPs as follows as of December 31, 2020, 2021 and 2022, respectively: :

Date	Types	Number of warrants issued as of 12/31/2020	Number of warrants void as of 12/31/2020	Number of warrants exercised as of 12/31/2020	Number of warrants outstanding as of 12/31/2020	Maximum number of shares to be issued as of 12/31/2020	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	—	395,000	255,000	255,000	€2.04
May 27, 2013	BSAAR 2012	146,050	—	85,950	60,100	60,100	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	—	1,450	188,500	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	50	2,185	284,050	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	833	—	4,892	489,200	—
April 3, 2018	AGAP Management 2017-1	2,400	800	—	1,600	160,000	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	85,000	—	242,500	242,500	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	60,000	—	200,000	200,000	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	86,100	—	460,600	460,600	—
November 4, 2019	AGAP 2019 Management 2019	355,000	30,000	—	325,000	325,000	—
July 13, 2020	AGA Bonus 2020-1	79,861	—	—	79,861	79,861	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	70,540	—	696,110	696,110	—
August 5, 2020	AGA Perf Management 2020-1	710,000	—	—	710,000	710,000	—
July 21, 2020	Stock Options 2020-1	102,000	72,000	—	30,000	30,000	—
July 29, 2011	BSA 2011-2	225,000	—	183,060	41,940	41,940	€1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
	Total as of December 31, 2020	6,398,008	418,263	1,552,225	4,427,520	5,869,143

Date	Types	Number of warrants issued as of 12/31/2021	Number of warrants void as of 12/31/2021	Number of warrants exercised as of 12/31/2021	Number of warrants outstanding as of 12/31/2021	Maximum number of shares to be issued as of 12/31/2021	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	—	85,950	60,100	60,100	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	167	2,068	268,840	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	—	25,000	25,000	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	189,900	—	356,800	356,800	—
November 4, 2019	AGAP 2019 Management 2019	355,000	30,000	—	325,000	325,000	—
July 13, 2020	AGA Bonus 2020-1	79,861	17,885	48,362	13,614	13,614	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	249,826	—	516,824	516,824	—
August 5, 2020	AGA Perf Management 2020-1	710,000	30,000	—	680,000	680,000	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	—	125,748	125,748	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	17,500	—	1,049,100	1,049,100	—
October 1, 2021	AGA Perf Management 2021-1	610,000	30,000	—	580,000	580,000	—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	—
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05

September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
	Total as of December 31, 2021	8,200,356	1,112,601	2,061,019	5,026,736	5,778,308

Date	Types	Number of warrants issued as of 12/31/2022	Number of warrants void as of 12/31/2022	Number of warrants exercised as of 12/31/2022	Number of warrants outstanding as of 12/31/2022	Maximum number of shares to be issued as of 12/31/2022	Exercise price per share (in €)
Sept. 9, 2011	BSAAR 2011	650,000	25,000	625,000	—	—	€2.04
May 27, 2013	BSAAR 2012	146,050	—	86,700	59,350	59,350	€2.04
July 1, 2015	BSAAR 2015	1,050,382	2,720	1,940	1,045,722	1,045,722	€7.20
October 21, 2016	AGAP Management 2016-1	2,000	550	250	1,200	156,000	€—
October 21, 2016	AGAP Employees 2016-1	2,486	251	167	2,068	268,840	€—
October 21, 2016	AGA Management 2016-1	50,000	—	50,000	—	—	€—
December 30, 2016	AGAP Management 2016-2	3,000	—	—	3,000	333,000	€—
December 30, 2016	AGA Management 2016-2	250,000	—	250,000	—	—	—
April 3, 2018	AGAP Employees 2017-1	5,725	5,725	—	—	—	—
April 3, 2018	AGAP Management 2017-1	2,400	2,400	—	—	—	—
April 3, 2018	AGA Employees 2017	114,500	4,000	110,500	—	—	—
July 3, 2018	AGA Bonus 2018-1	67,028	469	66,559	—	—	—
November 20, 2018	AGAP Perf Employees 2018-1	327,500	224,375	103,125	—	—	—
November 20, 2018	AGAP Perf Management 2018-1	260,000	150,000	110,000	—	—	—
January 14, 2019	AGA Employees 2018	90,650	5,000	85,650	—	—	—
April 29, 2019	AGA New Members 2017-1	25,000	—	25,000	—	—	—
July 3, 2019	AGA Bonus 2019-1	57,376	—	57,376	—	—	—
November 4, 2019	AGAP 2019 Employees 2019	546,700	375,150	171,550	—	—	—
November 4, 2019	AGAP 2019 Management 2019	355,000	207,500	147,500	—	—	—
July 13, 2020	AGA Bonus 2020-1 & 2	79,861	17,885	61,976	—	—	—
August 5, 2020	AGA Perf Employees 2020-1	766,650	286,306	—	480,344	480,344	—
August 5, 2020	AGA Perf Management 2020-1	710,000	60,000	—	650,000	650,000	—
July 22, 2021	AGA Bonus 2021-1	125,748	—	125,748	—	—	—
October 1, 2021	AGA Perf Employees 2021-1	1,066,600	95,600	—	971,000	971,000	—
October 1, 2021	AGA Perf Management 2021-1	610,000	90,000	—	520,000	520,000	—
February 12, 2022	AGA "Plan Epargne Entreprise" 2022	138,960	—	138,960	—	—	—

October 3, 2022	AGA Bonus 2022-1	128,061	—	—	128,061	128,061	€—
December 12, 2022	AGA Perf Employees 2022-1	1,371,500	—	—	1,371,500	1,371,500	€—
December 12, 2022	AGA Perf Management 2022-1	550,000	—	—	550,000	550,000	€—
July 21, 2020	Stock Options 2020-1	102,000	102,000	—	—	—	€—
July 29, 2011	BSA 2011-2	225,000	25,000	200,000	—	—	€1.77
July 17, 2013	BSA 2013	237,500	—	191,140	46,360	46,360	€2.36
July 16, 2014	BSA 2014	150,000	—	75,000	75,000	75,000	€8.65
April 27, 2015	BSA 2015-1	70,000	—	—	70,000	70,000	€9.59
July 1, 2015	BSA 2015-2	14,200	—	—	14,200	14,200	€14.05
September 20, 2017	BSA 2017	37,000	—	—	37,000	37,000	€11.00
December 16, 2022	BSA 2022-1	40,000	31,740	—	8,260	8,260	€2.31
	Total as of December 31, 2022	10,428,877	1,711,671	2,684,141	6,033,065	6,784,637

AGA
Details of AGA

	AGAP Management 2016-1		AGAP Employees 2016-1		AGA Management 2016-1	AGA Employees 2016-1	AGAP Management 2016-2
Date of grant (Board of Directors)	October 21, 2016		October 21, 2016		October 21, 2016	October 21, 2016	October 21, 2016
Vesting period (years)	1 year		1 year		3 years	1 year	1 year
Non transferability period	2 years after the vesting period end		2 years after the vesting period end		None	2 years after the vesting period end	2 years after the vesting period end
Number of free shares granted	2,000		2,486		50,000	99,932	3,000
Share entitlement per free share	130	(1)	130	(1)	1	1	111
Grant date share fair value	€10.87		€10.87		€10.87	€10.87	€12.73
Expected dividends	None		None		None	None	None
Performance conditions	Yes		Yes		None	None	Yes
Expected turnover (yearly basis)	5%		5%		—	5%	9%

Volatility	40%	40%	—	—	40%
Fair value per AGA	€911	€911	€10.55	€10.55	€956
In October 21, 2019 and December 30, 2019, the retention period for the “2016 free preferred shares” has ended. The number of ordinary shares to which the conversion of one preferred share entitle has been determined according to the fulfilment of the performance criteria. Holders of “2016” preferred shares” are entitled to vote at our shareholders’ meetings, to dividends and to preferential subscription rights, on the basis of the number of ordinary shares to which they are entitled if they convert their preferred shares.

	AGA Management 2016-2	AGA Employees 2016-2	AGA Bonus 2017	AGA Employee 2017	AGAP Employees 2017-1
Date of grant (Board of Directors)	December 30, 2016	December 30, 2016	September 20, 2017	April 3, 2018	April 3, 2018
Vesting period (years)	3 years	1 year	1 year	1 year	1 year
Non transferability period	None	2 years after the vesting period end	1 year after the vesting period end	1 year after the vesting period end	2 years after the vesting period end
Number of free shares granted	250,000	149,943	114,500	28,556	5,725
Share entitlement per free share	1	1	1	1	100
Grant date share fair value	€12.73	€12.73	€5.52	€10.90	€5.52
Expected dividends	None	None	None	None	None
Performance conditions	None	None	Yes	None	Yes
Expected turnover (yearly basis)	—	5%	4	—%	5%
Volatility	—	—	55	—%	55%
Fair value per AGA	€14.61	€10.55	€5.83	€10.30	€90

	AGAP Management 2017	AGA Bonus 2018	AGA Perf Employees 2018	AGA Perf Management 2018	AGA New Members 2017-1
Date of grant (Board of Directors)	April 3, 2018	July 3, 2018	November 20, 2018	November 20, 2018	April 29, 2019
Vesting period (years)	1 year	1 year	3 years	3 years	3 years
Non transferability period	2 years after the vesting period end	1 year after the vesting period end	None	None	None
Number of free shares granted	2,400	67,028	327,500	260,000	25,000
Share entitlement per free share	100	1	1	1	1
Grant date share fair value	€5.52	€5.06	€8.00	€8.00	€5.74
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	Yes	Yes	No
Expected turnover (yearly basis)	11%	—	4%	10%	10%
Volatility	55%	—	45%	45%	—
Fair value per AGA	€90	€4.69	€3.81	€3.81	€5.74

	AGA Employees 2018	AGA Bonus 2019-1	AGA Perf Employees 2019	AGA Perf Management 2019	AGA Bonus 2020
Date of grant (Board of Directors)	January 14, 2019	July 3, 2019	November 4, 2019	November 4, 2019	July 13, 2020
Vesting period (years)	1 year	1 year	3 years	3 years	1 year
Non transferability period	1 year after the vesting period end	1 year after the vesting period end	None	None	1 year after the vesting period end
Number of free shares granted	90,650	57,376	546,700	355,000	79,861
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€7.31	€5.90	€3.13	€3.13	€6.40
Expected dividends	None	None	None	None	None
Performance conditions	No	No	Yes	Yes	No
Expected turnover (yearly basis)	4.03%	—	10%	10%	—%
Volatility	N/A	—	45%	45%	—%
Fair value per AGA	€7.31	€5.72	€3.13	€3.13	€6.40

	AGA Perf Employees 2020-1	AGA Perf Management 2020-1	AGA Bonus 2021-1	AGA Perf Employees 2021-1	AGA Perf Management 2021-1
Date of grant (Board of Directors)	August 5, 2020	August 5, 2020	July 22, 2021	October 1, 2021	October 1, 2021
Vesting period (years)	3.5 years	3.5 years	1 year	3.5 years	3.5 years
Non transferability period	None	None	1 year	None	None
Number of free shares granted	769,202	710,000	125,748	1,066,600	610,000
Share entitlement per free share	1	1	1	1	1
Grant date share fair value	€2.94	€2.94	€3.43	€1.76	€1.76
Expected dividends	None	None	None	None	None
Performance conditions	Yes	Yes	No	Yes	Yes
Expected turnover (yearly basis)	10.00%	10.00	—	13.32	13.32
Volatility	45.00%	45.00	—	50.00	50.00
Fair value per AGA	€2.94	€2.94	€3.43	€1.76	€1.76

	AGA "Plan Epargne Entreprise" 2022	AGA Bonus 2022-1	AGA Perf Employees 2022-1	AGA Perf Management 2022-1
Date of grant (Board of Directors)	February 12, 2022	October 3, 2022	December 12, 2022	December 12, 2022
Vesting period (years)	None	1 year	3.1 years	3.1 years
Non transferability period	None	None	None	None
Number of free shares granted	138,960	128,061	1,371,500	550,000
Share entitlement per free share	1	1	1	1
Grant date share fair value	€4.10	€3.89	€1.39	€1.39
Expected dividends	None	None	None	None
Performance conditions	No	No	Yes	Yes
Expected turnover (yearly basis)	—%	—	10.50	10.50
Volatility	—%	—	50.00	50.00
Fair value per AGA	€4.10	€3.89	€1.39	€1.39
Change in Number of AGAs Outstanding

	Year ended December 31,
Number of AGAs	2020	2021	2022
Balance at beginning of period	1,607,345	2,752,198	3,678,354
Granted during the period	1,556,511	1,802,348	2,188,521
Forfeited during the period	(268,587)	(614,338)	(567,330)
Exercised during the period	(143,071)	(261,854)	(622,372)
Expired during the period	—	—	—
Balance at end of period	2,752,198	3,678,354	4,677,173
Breakdown of the Closing Balance

	Year ended December 31,
	2020	2021	2022
Number of AGAs	Outstanding	Outstanding	Outstanding
AGAP Management 2016-1	1,450	1,200	1,200
AGAP Employees 2016-1	2,185	2,068	2,068
AGAP 2016-2	3,000	3,000	3,000
AGAP Management 2017	1,600	—	—
AGAP Perf Employees 2018	242,500	—	—
AGAP Perf Management 2018	200,000	—	—
AGA New Members 2017-1	25,000	25,000	—
AGA Perf Employees 2019-1	460,600	356,800	—
AGA Perf Management 2019-1	325,000	325,000	—
AGA Bonus 2020-1	79,861	13,614	—
AGA Perf Employees 2020-1	696,110	516,824	480,344
AGA Perf Management 2020-1	710,000	680,000	650,000
AGA Bonus 2021-1	—	125,748	—
AGA Perf Employees 2021-1	—	1,049,100	971,000
AGA Perf Management 2021-1	—	580,000	520,000
AGA Bonus 2022-1	—	—	128,061
AGA Perf Employees 2022-1	—	—	1,371,500
AGA Perf Management 2022-1	—	—	550,000
TOTAL	2,752,198	3,678,354	4,677,173
The fair value of granted free shares is based on the closing price of the Company’s share at grant date, reduced when necessary by an estimated turn-over rate. This estimated fair value is recognized as operating expenses on a straight-line basis over the vesting period.
Free performance shares 2018 (AGA Perf Employees 2018-1 and AGA Perf Management 2018-1)
Free performance shares granted in 2018 are subject to share price conditions and a vesting kicker triggered by the performance of an internal condition, which is the success of certain clinical trials.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Changes in internal conditions are taken into account in the revision of the estimated number of free performance shares expected to vest during the vesting period.
On January 3, 2022, the Executive Board determined the achievement of the performance conditions and the final vesting of the free performance shares 2018 as of November 20, 2021. The underlying performance conditions were thus achieved at 55%, noting on November 20, 2021 the final acquisition of 103,125 “AGA Perf Employees 2018-1” as well as 110,000 “AGA Perf Management 2018-1”.
Expenses were €618 thousand, €(232) thousand (income) the financial years ended December 31, 2020, and 2021 respectively. These instruments were definitively acquired during the 2021 financial year. Consequently, no expense relating to these plans was recognized during the financial year ended December 31, 2022.
AGA 2018-1 (Employees)
Expenses were €23 thousand for the financial year ended December 31, 2020, and respectively. These instruments were definitively acquired during the 2020 financial year. Consequently, no expense relating to these plans was recognized during the financial year ended December 31, 2021 and 2022, respectively.
AGA 2017-1 Management (New Members)
Expenses were €43 thousand, €71 thousand and nil for the financial years ended December 31, 2020 2021 and 2022, respectively.
Free performance shares 2019 (AGA Perf Employees 2019-1 / AGA Perf Management 2019)
Free performance shares granted in 2019 are subject to share price conditions and a vesting kicker triggered by the performance of an internal condition, which is Lumoxiti's market penetration rate in the United States.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
On November 7, 2022, the Executive Board determined the achievement of the performance conditions and the final vesting of the 2019 free performance shares as of November 4, 2022. The underlying performance conditions were thus achieved at 50%. Consequently, on November 7, 2022, the Executive Board carried out the definitive acquisition of 171,550 free performance shares under the "AGA Perf Management 2019-1" plans.
.
Expenses were €867 thousand, €649 thousand and €(181) thousand (income) for the financial years ended December 31, 2020, 2021 and 2022, respectively. Income relating to the 2022 financial year is explained by the review of the performance conditions during the 2022 financial year with regard to the definitive achievement of the vesting.

Free performance shares 2020 (AGA Perf Employees 2020-1 / AGA Perf Management 2020)
Free performance shares granted in 2020 are subject to share price conditions and two vesting kickers triggered by the performance of internal conditions, which are :
•A commercial break-even point for Lumoxiti in the U.S. reached at the end of fiscal year 2023 (this criterion will not be met given the return of the commercial rights notified to AstraZeneca in December 2020).
•Revenue from collaborative and licensing agreements accrued between the attribution and definitive acquisition date (excluding payment by AstraZeneca for the first patient in Phase 3 for monalizumab), reaching $100 million.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €502 thousand, €1,253 thousand and €1,738 thousand for the financial year ended December 31, 2020 2021 and 2022, respectively
AGA Bonus 2020-1
AGA Bonus 2020 were granted to the Executive members Committee who opted for these compensation plans. For each recipient, the number of shares definitely acquired is equal to the cash equivalent of 50% of the annual variable compensation increased by a 30% premium. In the event of an over-performance (i.e. achieved target above 100%), the surplus is paid in cash.
Expenses were €394 thousand for the financial year ended December 31, 2020. These instruments were definitively acquired during the 2021 financial year. Consequently, no expense relating to these plans were recognized during the financial years ended December 31, 2021 and 2022, respectively.
Free performance shares 2021 (AGA Perf Employees 2021-1 / AGA Perf Management 2021-1)
Free performance shares granted in 2021 are subject to share price conditions and two vesting kickers triggered by the performance of internal conditions, which are :
•An interim analysis demonstrates a predefined threshold of clinical activity in the INTERLINK-1 study (phase 3 study evaluating monalizumab in combination with cetuximab in patients with squamous cell carcinoma of the head and neck and previously treated with chemotherapy).
•Obtaining positive Phase 2 results for a product in the Company's portfolio.
•The start of a first clinical trial for a product in the Company's portfolio
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €473 thousand and €1,577 thousand for the financial years ended December 31, 2021 and 2022, respectively.
AGA Bonus 2021-1
AGA Bonus 2021 were granted to the Executive members Committee who opted for these compensation plans. For each recipient, the number of shares definitely acquired is equal to the cash equivalent of 50% of the annual variable compensation increased by a 50% premium. In the event of an over-performance (i.e. achieved target above 100%), the surplus is paid in cash.
Expenses were €432 thousand for the financial year ended December 31, 2021.

Free performance shares 2022 (AGA Perf Employees 2022-1 / AGA Perf Management 2022-1)

Free performance shares granted in 2022 are subject to share market capitalization and three vesting kickers triggered by the performance of internal conditions, which are :
•The filing and approval of a BLA (Biologic License Application) application filed with the Food and Drug Administration ("FDA") in the United States or the European Medicine Agency ("EMEA") in Europe for one of the Company's products.
•The start of a first clinical trial for a product from the Company's portfolio.
•The conclusion of a collaboration or license agreement.
The fair value of these free performance shares is based on a third-party valuation report. The valuation method used to estimate the fair value of these free performance shares is presented below:
•Estimation of the expectation of gain associated with internal and share price conditions, made on the basis of a CAPM model of the share price using a Monte Carlo approach;
•Adjustment of the estimation by applying expected turnover rates.
Expenses were €46 thousand for the financial year ended December 31, 2022.

AGA Bonus 2022-1
AGA Bonus 2022 were granted to the Executive members Committee who opted for these compensation plans. For each recipient, the number of shares definitely acquired is equal to the cash equivalent of 50% of the annual variable compensation increased by a 50% premium. In the event of an over-performance (i.e. achieved target above 100%), the surplus is paid in cash.
Expenses were €499 thousand for the financial year ended December 31, 2022.
BSA
Details of BSA

	BSA 2013	BSA 2014	BSA 2015-1	BSA 2015-2	BSA 2017
Date of grant (Board of directors)	July 17, 2013	July 16, 2014	April 27, 2015	July 1, 2015	September 20, 2017
Vesting period (years)	2 years	2 years	2 years	2 years	2 years
Plan expiration date	July 17, 2023	July 16, 2024	April 26, 2025	June 30, 2025	September 20, 2027
Number of BSA granted	237,500	150,000	70,000	14,200	37,000
Share entitlement per BSA	1	1	1	1	1
Exercise price	€2.36	€8.65	€9.59	€14.05	€11.00
Valuation method used	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes	Black & Scholes
Grant date share fair value	€2.45	€6.85	€13.65	€13.64	€10.41
Expected volatility	31.83%	46.72%	54.08%	47.83%	61.74%
Average life of BSA	5.5 years	5.5 years	5.5 years	5.5 years	6 years
Risk-free interest rate	2.42%	1.00%	0.25%	0.25%	0.20%
Expected dividends	None	None	None	None	None
Performance conditions	None	None	None	None	None
Fair value per BSA	€0.87	€2.51	€6.59	€4.73	€0.57

BSA 2022-1
Date of grant (Board of directors)	December 16, 2022
Vesting period (years)	2 years
Plan expiration date	October 3, 2032
Number of BSA granted	40,000
Share entitlement per BSA	1
Exercise price	€2.31
Valuation method used	Black & Scholes
Grant date share fair value	€1.31
Expected volatility	50.00%
Average life of BSA	5.5 years
Risk-free interest rate	2.40%
Expected dividends	None
Performance conditions	None
Fair value per BSA	€1.21
Change in Number of BSA Outstanding

	Year ended December 31,
Number of BSA	2020	2021	2022
Balance at beginning of period	309,500	284,500	242,560
Granted during the period	—	—	40,000
Forfeited during the period	—	—	(31,740)
Exercised during the period	(25,000)	(16,940)	—
Expired during the period	—	(25,000)	—
Balance at end of period	284,500	242,560	250,820
Breakdown of the Closing Balance

	Year ended December 31,
	2020		2021		2022
Number of BSA	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSA 2011-2	41,940	41,940	—	—	—	—
BSA 2013	46,360	46,360	46,360	46,360	46,360	46,360
BSA 2014	75,000	75,000	75,000	75,000	75,000	75,000
BSA 2015-1	70,000	70,000	70,000	70,000	70,000	70,000
BSA 2015-2	14,200	14,200	14,200	14,200	14,200	14,200
BSA 2017	37,000	37,000	37,000	37,000	37,000	37,000
BSA 2022-1	—	—	—	—	8,260	8,260
TOTAL	284,500	284,500	242,560	242,560	250,820	250,820
BSAAR
BSAAR are securities whose subscription price and exercise price are fixed at their fair value as determined by an expert. The BSAAR subscription therefore represents an investment on the part of the beneficiary. At the end of the exercise period, if they have not been exercised, the BSAAR becomes void. The Company benefits from a clause called «forcing» making it possible to encourage holders to exercise their redeemable equity warrants when the market price exceeds the exercise price and reaches a threshold defined in the BSAAR issuance agreement. The Company may, then, subject to a time period for notifying holders that will permit them to exercise the BSAAR, decide to reimburse the warrants not exercised at a unit price equal to the BSAAR acquisition price paid by its holder.
Details of BSAAR
BSAAR. The methodology used to estimate the fair value of the BSAAR is similar to the one used to estimate the fair value of the BSA, except for the following:
Expected Term. Unlike the BSA, the Company does not have sufficient historical experience for the BSAAR. Consequently, the expected term used for the valuation of the fair value is the legal maturity of the instrument (10 years).
No share-based payment compensation expense was recognized relating to the BSAAR since the amount paid by the beneficiaries is equal to the fair value.

BSAAR 2015
Date of grant (Board of directors)	July 1, 2015
Vesting period (years)	2 years
Plan expiration date	June 30, 2025

Number of BSAAR granted	1,050,382
Share entitlement per BSAAR	1
Exercise price	€7.20
Valuation method used	Black & Scholes
Grant date share fair value	€13.77
Expected volatility	41%
Average life of BSAAR	10 years
Risk-free interest rate	1.22%
Expected dividends	None
Performance conditions	No
Fair value per BSA	€1.15
Change in Number of BSAAR Outstanding

	Year ended December 31,
Number of BSAAR	2020	2021	2022
Balance at beginning of period	1,362,322	1,360,822	1,105,822
Granted during the period	—	—	—
Forfeited during the period	—	—	—
Exercised during the period	(1,500)	(230,000)	(750)
Expired during the period	—	(25,000)	—
Balance at end of period	1,360,822	1,105,822	1,105,072
Breakdown of the Closing Balance

	Year ended December 31,
	2020		2021		2022
Number of BSAAR	Outstanding	Exercisable	Outstanding	Exercisable	Outstanding	Exercisable
BSAAR 2011	255,000	255,000	—	—	—	—
BSAAR 2012	60,100	60,100	60,100	60,100	59,350	59,350
BSAAR 2015	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722	1,045,722
TOTAL	1,360,822	1,360,822	1,105,822	1,105,822	1,105,072	1,105,072
Breakdown of expenses per financial year
The share-based compensation expenses are broken down as follows (in thousands of euro):

	Year ended December 31,
(in thousands of euro)	2020	2021	2022
AGA Perf Management 2018 / AGA Perf Employees 2018	618	(232)	—
AGA 2018-1 Employees	23	—	—
AGA 2017-1 Management (New Members)	43	71	—
AGAP Employee 2019 / AGAP Management 2019	867	649	(181)
AGA Bonus 2019-1	—	—	—
AGA Bonus 2020	394	—	—
AGAP Employee 2020 / AGAP Management 2020	502	1,253	1,738
Stock Options 2020	28	(28)	—
AGA Bonus 2021-1	—	432	—
AGAP Employee 2021 / AGAP Management 2021	—	473	1,577
AGA "Plan Epargne Entreprise" 2022	—	—	570
AGA Bonus 2022-1	—	—	499
AGAP Employee 2022 / AGAP Management 2022	—	—	46
Share based compensation	2,475	2,617	4,249